RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.   RELATED PARTY TRANSACTIONS

Pursuant to a management agreement, Frontline is the Company's Manager and Technical Advisor. Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee.

Under the terms of the management agreement, the Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels in the California Petroleum Group, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for the Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee increases by four percent. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessel.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited, or the Designated Representative, was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative, or the Designated Representative Fee, during the initial three year period described above was $15,000 per annum. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years. The Designated Representative Fee is split equally between the Owners.

Management fee expenses and management fee payable in respect of the Management Fee, Technical Advisor's Fee and Designated Representative Fee for the years ended and as of December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	51	63	47
Management fee payable	13	52	12